SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
Schedule of Other Financial Income (Expenses)
	Year ended December 31,
	2014	2013	2012
Financial income:
Interest	$3	$7	$44
Foreign currency translation adjustments	-	-	130
Remeasurement of derivatives	1,025	1,223	811

	1,028	1,230	985
Financial expenses:
Interest	(2,109)	(2,486)	(2,228)
Foreign currency translation adjustments	(70)	(87)	-

	(2,179)	(2,573)	(2,228)

	$(1,151)	$(1,343)	$(1,243)